TG P1 10/23

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

SUPPLEMENT DATED OCTOBER 19, 2023

TO THE PROSPECTUS DATED MAY 1, 2023, AS AMENDED AUGUST 16, 2023,

AND TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MAY 1, 2023 OF

TEMPLETON GROWTH VIP FUND (THE “FUND”)

Effective December 31, 2023, Herbert J. Arnett, Jr. is anticipated to step down as portfolio manager to the Fund. At that time, all references to Herbert J. Arnett, Jr. in the Fund’s Prospectus and SAI will be deleted in their entirety.

Please retain this supplement for future reference